INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of income tax expense

The following table sets forth income tax expense for the years ended December 31, 2021 and 2020 (stated in thousands):

	Years Ended December 31,
	2021	2020
Income tax expense:
Federal	$—	$—
State	30	—
	30	—
Deferred tax benefit:
Federal	(707)	(1,825)
State	(152)	(360)
	(859)	(2,185)
Total income tax benefit	$(829)	$(2,185)

Schedule of deferred tax assets and liabilities

The following table sets forth deferred tax assets and liabilities as of December 31, 2021 and 2020 (stated in thousands):

	Years Ended December 31,
	2021	2020
Deferred Tax Assets (Liabilities):
Noncurrent:
Fixed assets	$(185)	$(219)
Stock-based and performance share compensation.	1,977	2,286
Equity method investments	(149)	(187)
Accrual to cash adjustment	(7,549)	(4,368)
Net operating loss and carryforward	5,762	2,211
Intangibles	(34)	(10)
Debt issuance costs	20	32
Accretion expense	(443)	(344)
Deferred Tax Liabilities, net	$(601)	$(599)

Schedule of effective tax rate reconciliation

The following table sets forth the effective tax rate reconciliation for the years ended December 31, 2021 and 2020 (stated in thousands):

	Years Ended December 31,
	2021	2020
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	2.8%	4.4%
Permanent items	(0.8)%	0.9%
Performance shares	—%	(13.7)%
Provision to return adjustment and other	(2.3)%	0.1%
Change in rate	3.8%	(0.4)%
NOL carryback difference	(1.4)%	0.3%
Effective income tax rate	23.1%	12.6%